Leases	9 Months Ended
Sep. 30, 2022
Leases [Abstract]
Leases
NOTE 11
—
LEASES
The Company had a space and facility sharing arrangement with Amprius Holdings to use the equipment owned by Amprius Holdings and the spaces leased by Amprius Holdings as its administrative and sales office, research and development laboratory, and production and engineering facilities. Effective May 1, 2022, Amprius Holdings assigned to the Company the office lease that covers all facilities that the Company uses in its operations. For the period from January 1, 2022 until May 1, 2022 and the nine months ended September 30, 2021, the Company paid Amprius Holdings an average monthly fee to share the facilities of $
43 and $42, respectively. The current lease has an expiration date of June 30, 2024, with a single option to extend the lease for 60
months that the Company determined it is reasonably certain to exercise. The Company had no leases that were classified as a financing lease as of
September
 30
, 2022
.
Operating lease expense under ASC 842 for the three and nine months ended September 30, 2022 amounted to $
139

and $417, respectively.
The total amount paid for amounts included in the measurement of operating lease liabilities was $132 and $350 during the three and nine months ended September 30, 2022.
Future operating lease payments as of September 30, 2022 are as follows:

Amount
Year Ending December 31:
2022 (remaining three months)	$132
2023	540
2024	565
2025	586
2026	604
2027	622
Thereafter	966

Gross lease payments	4,015
Less — Present value adjustments	(921)

Total operating lease liabilities	$3,094

Operating lease disclosures for the Company’s single operating lease are as follows:

September 30, 2022
Remaining lease term (in years)	6.8
Discount rate for operating lease liabilities	7.9%